Income Taxes (Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	$ (1,880)	$ (1,859)
Recognized in statement of income	(4)	9
Recognized in other comprehensive income	(13)	30
Deferred tax assets (liabilities), end of period	(1,871)	(1,880)
Property, Plant And Equipment And Software Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(287)	(265)
Recognized in statement of income	(12)	(22)
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(299)	(287)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(1,733)	(1,680)
Recognized in statement of income	107	(53)
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(1,626)	(1,733)
Partnership Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	29	39
Recognized in statement of income	(61)	(10)
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	(32)	29
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	68	51
Recognized in statement of income	25	17
Recognized in other comprehensive income	0	0
Deferred tax assets (liabilities), end of period	93	68
Accrued Charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	43	(4)
Recognized in statement of income	(63)	77
Recognized in other comprehensive income	(13)	30
Deferred tax assets (liabilities), end of period	$ (7)	$ 43